Reconciliation of Effective Federal Tax Rates with Statutory Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	4.90%	2.20%	0.20%
Deferred tax valuation allowance	(131.30%)	(10.60%)	(27.60%)
Fair value adjustments	14.70%	(14.90%)	(3.00%)
Revisions to prior year taxes	171.40%	2.10%	0.70%
Meals and entertainment	(0.10%)	(0.20%)	(0.10%)
Other	4.70%	2.30%	(1.10%)
Effective tax rate	98.30%	14.90%	3.10%